Segment Information	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Segment Information

11. Segment Information

The Company operates its business through three operating segments—Retail, Wholesale and Licensing—which are based on its business activities and organization. The operating segments are segments of the Company for which separate financial information is available and for which operating results are evaluated regularly by executive management in deciding how to allocate resources, as well as in assessing performance. The primary key performance indicators are net sales or revenue (in the case of Licensing) and operating income for each segment. The Company’s reportable segments represent channels of distribution that offer similar merchandise, customer experience and sales/marketing strategies. Sales of the Company’s products through Company owned stores for the Retail segment include “Collection,” “Lifestyle” including “concessions,” and outlet stores located throughout North America, Europe, and Japan. Products sold through the Retail segment include women’s apparel, accessories (which include handbags and small leather goods such as wallets), footwear and licensed products, such as watches, fragrances and eyewear. The Wholesale segment includes sales primarily to major department stores and specialty shops throughout North America and Europe. Products sold through the Wholesale segment include accessories (which include handbags and small leather goods such as wallets), footwear and women’s and men’s apparel. The Licensing segment includes royalties earned on licensed products and use of the Company’s trademarks, and rights granted to third parties for the right to sell the Company’s products in certain geographical regions such as Korea, the Philippines, Singapore, Malaysia, the Middle East, Turkey, Russia, China, Hong Kong, Macau and Taiwan. All intercompany revenues are eliminated in consolidation and are not reviewed when evaluating segment performance. Corporate overhead expenses are allocated to the segments based upon specific usage or other allocation methods.

The Company has allocated $12.1 million and $1.9 million of its recorded goodwill to its Wholesale and Licensing segments, respectively. The Company does not have identifiable assets separated by segment. The following table presents the key performance information of the Company’s reportable segments (in thousands):

	Three Months Ended
	June 30, 2012	July 2, 2011

Revenue:
Net sales: Retail	$215,004	$122,344
Wholesale	182,366	109,938
Licensing	17,495	10,844

Total revenue	$414,865	$243,126

Income from operations:
Retail	$59,879	$27,922
Wholesale	40,718	10,868
Licensing	11,346	6,186

Income from operations	$111,943	$44,976

Depreciation and amortization expense for each segment are as follows (in thousands):

	Three Months Ended
	June 30, 2012	July 2, 2011

Depreciation and amortization:
Retail	$9,213	$5,601
Wholesale	3,766	2,841
Licensing	76	59

Total depreciation and amortization	$13,055	$8,501

Total revenue (as recognized based on country of origin), and long-lived assets by geographic location of the consolidated Company are as follows (in thousands):

	Three Months Ended
	June 30, 2012	July 2, 2011

Revenue:
North America (U.S. and Canada)	$377,149	$225,768
Europe	33,387	15,864
Other regions	4,329	1,494

Total revenue	$414,865	$243,126

	As of
	June 30, 2012	March 31, 2012

Long-lived assets:
North America (U.S. and Canada)	$160,531	$151,516
Europe	27,499	27,857
Other regions	5,971	5,528

Total Long-lived assets:	$194,001	$184,901

15. Segment Information

The Company operates its business through three operating segments—Retail, Wholesale and Licensing—which are based on its business activities and organization. The operating segments are segments of the Company for which separate financial information is available and for which operating results are evaluated regularly by executive management in deciding how to allocate resources, as well as in assessing performance. The primary key performance indicators are net sales or revenue (in the case of Licensing) and operating income for each segment. The Company’s reportable segments represent channels of distribution that offer similar merchandise, customer experience and sales/marketing strategies. Sales of the Company’s products through Company owned stores for the Retail segment include “Collection,” “Lifestyle” including “concessions,” and outlet stores located throughout North America, Europe, and Japan. Products sold through the Retail segment include women’s apparel, accessories (which include handbags and small leather goods such as wallets), women’s footwear and licensed products, such as watches, fragrances and eyewear. The Wholesale segment includes sales primarily to major department stores and specialty shops throughout North America and Europe. Products sold through the Wholesale segment include accessories (which include handbags and small leather goods such as wallets), footwear and women’s and men’s apparel. The Licensing segment includes royalties earned on licensed products and use of the Company’s trademarks, and rights granted to third parties for the right to sell the Company’s products in certain geographical regions such as Korea, the Philippines, Singapore, Malaysia, the Middle East, Russia, Turkey, China, Hong Kong, Macau and Taiwan. All intercompany revenues are eliminated in consolidation and are not reviewed when evaluating segment performance. Corporate overhead expenses are allocated to the segments based upon specific usage or other allocation methods.

The Company has allocated $12.1 million and $1.9 million of its recorded goodwill to its Wholesale and Licensing segments, respectively. The Company does not have identifiable assets separated by segment. The following table presents the key performance information of the Company’s reportable segments (in thousands):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Revenue:
Net sales: Retail	$626,940	$344,195	$186,538
Wholesale	610,160	413,605	296,914
Licensing	65,154	45,539	24,647

Total revenue	$1,302,254	$803,339	$508,099

Income from operations:
Retail	$121,851	$61,194	$15,514
Wholesale	85,000	48,241	31,258
Licensing	40,831	27,431	9,402

Income from operations	$247,682	$136,866	$56,174

Depreciation and amortization expense for each segment are as follows (in thousands):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Depreciation:
Retail(1)	$25,293	$16,526	$11,969
Wholesale	12,012	8,894	6,799
Licensing	249	123	75

Total depreciation	$37,554	$25,543	$18,843

(1)	Excluded in the above table are impairment charges related to the retail segment for $3.3 million and $3.8 million, during the fiscal years ended March 31, 2012 and April 2, 2011, respectively.

Total revenue (as recognized based on country of origin), and long-lived assets by geographic location of the consolidated Company are as follows (in thousands):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Net revenues:
North America (U.S. and Canada)	$1,183,234	$763,819	$497,278
Europe	108,790	38,502	10,821
Other regions	10,230	1,018	—

Total net revenues	$1,302,254	$803,339	$508,099

	As of
	March 31, 2012	April 2, 2011
Long-lived assets:
North America (U.S. and Canada)	$151,516	$113,702
Europe	27,857	19,539
Other regions	5,528	1,878

Total Long-lived assets:	$184,901	$135,119